Basis of Presentation	6 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Note 2 — Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), for interim financial information and the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Interim results for the three and six months ended June 30, 2023 are not necessarily indicative of the results for the full year ending December 31, 2023. These interim unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes for the years ended December 31, 2022 and 2021 included in the annual report on Form 10-K for the year ended December 31, 2022, filed with the SEC on April 17, 2023 and the recasted audited consolidated financial statements within Exhibit 99.1 on Form 8-k filed with the SEC on June 20, 2023 to reflect the presentation of CXApp operations as discontinued operations to the consolidated financial statements for the years ended December 31, 2022 and 2021.